INVESTMENT PROPERTIES	6 Months Ended
Jun. 30, 2024
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
15.   INVESTMENT PROPERTIES

The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At January 1, 2024	5,915	31,273	1,101	38,289
Additions	38	-	241	279
Disposals	(616)	-	-	(616)
Exchange adjustments	(152)	(669)	(35)	(856)
At June 30, 2024	5,185	30,604	1,307	37,096
Accumulated depreciation:
At January 1, 2024	(601)	(3,205)	(137)	(3,943)
Charge for the period	(185)	(1,063)	(99)	(1,347)
Disposals	218	-	-	218
Exchange adjustments	15	75	4	94
At June 30, 2024	(553)	(4,193)	(232)	(4,978)
Net book value:
At June 30, 2024	4,632	26,411	1,075	32,118
Cost:
At January 1, 2023	5,746	30,679	394	36,819
Additions	80	33	334	447
Exchange adjustments	(63)	(271)	(4)	(338)
At June 30, 2023	5,763	30,441	724	36,928
Accumulated depreciation:
At January 1, 2023	(199)	(1,051)	(27)	(1,277)
Charge for the period	(195)	(1,050)	(35)	(1,280)
Exchange adjustments	3	13	-	16
At June 30, 2023	(391)	(2,088)	(62)	(2,541)
Net book value:
At June 30, 2023	5,372	28,353	662	34,387

Leasehold land included in investment properties were right-of-use assets associated with leasehold land under operating leases where the building was constructed on. See Note 17.

The Group leases the investment properties to its customers under operating leases for terms ranging from one and a half to 12 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At June 30, 2024
2024	1,890
2025	3,380
2026	2,751
2027	1,766
2028	1,723
Thereafter	3,465
Total	14,975

The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased or for repairs, maintenance and enhancements.

The fair value of investment properties of the Group as of June 30, 2024 and December 31, 2023 was approximately US$35.4 million and US$36.4 million, respectively, determined using the income approach based on the operation projection and the discount rate with the assistance of an independent valuation specialist. The fair value measurement of investment properties was considered as Level 3 in the fair value hierarchy.

The Group did not record any impairment related to investment properties as of June 30, 2024 and December 31, 2023.